Financial Instruments - Summary of Sensitivity Analysis of Fair Value Measurement to Changes in Unobservable Inputs (Detail) - Kutcho convertible note [member] $ in Thousands	6 Months Ended
Jun. 30, 2020 USD ($)
Interest rate, measurement input [member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs [line items]
Increase In Fair Value Measurement Due To Reasonably Possible Increase In Unobservable Input	$ (422)
Decrease In Fair Value Measurement Due To Reasonably Possible Increase In Unobservable Input	441
Volatility Measurement Input [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs [line items]
Increase In Fair Value Measurement Due To Reasonably Possible Increase In Unobservable Input	11
Decrease In Fair Value Measurement Due To Reasonably Possible Increase In Unobservable Input	$ (4)